Giralda Risk-Managed Growth Fund
FUND SUMMARY
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Giralda Risk-Managed Growth Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if held less than 60 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Giralda Risk-Managed Growth Fund		Class A Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.82%	0.82%
Acquired Fund Fees and Expenses	[2]	0.25%	0.25%
Total Annual Fund Operating Expenses		2.32%	2.07%
Fee Waiver	[3]	(0.52%)	(0.52%)
Total Annual Fund Operating Expenses After Fee Waiver		1.80%	1.55%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses of the Fund until at least June 30, 2015, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation. and will not exceed 1.55% and 1.30% of the average daily net assets attributable to the Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Giralda Risk-Managed Growth Fund (USD $)	1 Year	3 Years
Class A Shares	847	1,211
Class I Shares	158	599

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund’s adviser seeks long-term capital appreciation by using its allocation strategy. It seeks to limit losses by using its risk management strategy.

Allocation Strategy:

• Allocation Modeling. The adviser uses its proprietary optimization models to determine appropriate long-term allocations among asset classes, subclasses, and sectors (collectively, “market segments”). The focus of the Fund is on market segments that the adviser believes offer attractive long-term capital appreciation potential. The Fund invests predominantly in common stocks of U.S. and foreign (including emerging market) issuers of any market capitalization, and may also invest in real estate investment trusts (“REITs”) and commodity-related funds. The Fund invests in common stocks and REITs directly and through exchange-traded funds (“ETFs”) that invest primarily in common stocks and REITs. The Fund invests in commodity-related funds through other mutual funds and ETFs that each invest primarily in commodities, commodity-linked derivatives or commodity-linked securities.

Risk Management Strategy:

• Stable-Weighting. The allocation is kept reasonably stable by periodic rebalancing. This helps keep the Fund’s returns from being dominated by market segments with above-average price gains and reduces concentration risk.

• Momentum and Mean Reversion-Based Sell/Buy Signals. The adviser uses its proprietary algorithm which analyzes momentum and mean reversion market data to generate sell/buy signals to make modifications to its asset allocations.

• Leading Economic Indicators. Leading economic indicators are analyzed to determine the outlook for the economy. This allows the adviser to fine-tune its asset allocations and/or sell/buy signals.

• Other Asset Classes. As a risk management technique, the adviser may temporarily invest in cash equivalents, debt securities and volatility-related derivatives contracts, such as put options, structured notes and swaps.

• “Safety Net” Protection. The Fund may employ structured notes, swap contracts and options to hedge some or all of the downside market risk as an additional risk-management technique. For example, the Fund may invest in volatility-related structured notes and swaps (including total return swaps) or options linked to indexes that appreciate when the markets experience a spike in volatility. The adviser expects these investments to provide protection against sudden market declines. The Fund does not invest more than 25% of its assets in derivative contracts with any one counterparty. The Fund may buy structured notes and options of and enter into swap contracts with counterparties of any country or capitalization that the adviser believes to be credit-worthy. In determining whether a counterparty is credit-worthy, the adviser monitors credit default swap rates and other market data.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The adviser buys securities and derivatives using the strategies described above and sells them to adjust the Fund’s asset allocation and risk profile.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear through investments in specific securities and derivatives as well as indirectly through other mutual funds and ETFs.

• Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors and burdensome government regulation.

• Derivatives Risk: Equity market-related swap contracts (including total return swaps) and options involve leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in common stocks and other securities.

• Foreign Investment Risk: Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency exchange rates, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Limited History of Operations: The Fund has a limited history of operations for investors to evaluate.

• Management Risk: The adviser’s dependence on its asset allocation and risk management strategies and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall stock market risks will affect the value of individual instruments in which the Fund invests. Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• REIT Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

• Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Structured Notes Risk: Equity market-related structured notes involve leverage risk, tracking risk and issuer default risk.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.giraldaadvisors.com or by calling 1-855-GIRALDA.